RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Consulting fees	$ 36,377	$ 0
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Convertible debentures and accrued interest	$ 339,589		$ 369,589